Earnings per share - Earnings per share, basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary Shares
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	$ 0.1984	$ 0.4698	$ 0.1720
Diluted earnings (loss) per share (USD per share)	0.1973	0.4667	0.1710
American Depositary Share
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	1.19	2.82	1.03
Diluted earnings (loss) per share (USD per share)	$ 1.18	$ 2.80	$ 1.03